Risk Management - Disclosure of concentrations of credit risk by industry and geography (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Financial assets	£ 1,447,738	£ 1,484,982
Net gains on financial instruments designated at fair value | Gross exposure
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	16,469	14,894
Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Financial assets	399,496	398,779
Total loans and advances at amortised cost including debt securities | Stage 1
Disclosure of geographical areas [line items]
Financial assets	353,524	349,488
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	41,316	44,424
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	4,656	4,867
Total loans and advances at amortised cost including debt securities | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	405,244	404,371
Total loans and advances at amortised cost including debt securities | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Financial assets	354,454	350,545
Total loans and advances at amortised cost including debt securities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	43,599	46,740
Total loans and advances at amortised cost including debt securities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	7,191	7,086
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	342,747	353,292
Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	300,666	307,773
Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	37,425	40,652
Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	4,656	4,867
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	348,468	358,842
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Financial assets	301,585	308,821
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	39,692	42,935
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	7,191	7,086
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	56,749	45,487
Debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	52,858	41,715
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	3,891	3,772
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	56,776	45,529
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Financial assets	52,869	41,724
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	3,907	3,805
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	0	0
Total off-balance sheet
Disclosure of geographical areas [line items]
Financial assets	398,804	404,236
Total off-balance sheet | Stage 1
Disclosure of geographical areas [line items]
Financial assets	373,890	372,700
Total off-balance sheet | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	23,921	30,379
Total off-balance sheet | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	993	1,157
Total off-balance sheet | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	399,308	404,819
Total off-balance sheet | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Financial assets	374,063	372,945
Total off-balance sheet | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	24,208	30,694
Total off-balance sheet | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	1,037	1,180
Total off-balance sheet | Loan commitments | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	375,234	382,037
Total off-balance sheet | Loan commitments | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Financial assets	353,179	353,473
Total off-balance sheet | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	21,601	27,926
Total off-balance sheet | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	454	638
Total off-balance sheet | Contingent liabilities | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	24,074	22,782
Total off-balance sheet | Contingent liabilities | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Financial assets	20,884	19,472
Total off-balance sheet | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	2,607	2,768
Total off-balance sheet | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	583	542
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	3,602	3,762
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	2,734	2,706
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	611	757
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	257	299
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,714	1,529
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	1,526	1,292
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	188	208
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	0	29
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	6,721	8,025
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	5,036	5,935
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	1,515	1,981
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	170	109
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	6,022	6,756
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	5,975	6,743
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	46	13
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	1	0
Government and central bank | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	34,237	27,233
Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	7,459	7,910
Banks | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	7,458	7,870
Banks | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	1	37
Banks | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	0	3
Banks | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,516	1,816
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	3,726	4,050
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	3,394	3,379
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	324	657
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	8	14
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	21,820	22,572
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	18,918	18,768
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	2,318	3,396
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	584	408
Materials and Building | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	2,854	3,457
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	9,579	11,362
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	7,099	8,084
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	2,151	2,913
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	329	365
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,704	2,235
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	1,275	1,706
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	395	456
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	34	73
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	171,512	173,815
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	150,152	153,684
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	19,364	18,127
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	1,996	2,004
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	24,006	22,761
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	19,815	18,059
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	3,726	4,042
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	465	660
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	40,709	37,602
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	38,988	35,617
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	1,613	1,883
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	108	102
Other Financial Institutions | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	16,265	11,579
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	44,173	50,913
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Financial assets	38,296	43,930
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Financial assets	5,173	6,182
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Financial assets	704	801
United Kingdom | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Financial assets	274,409	270,554
United Kingdom | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	248,316	252,210
United Kingdom | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	26,093	18,344
United Kingdom | Total off-balance sheet | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	101,803	109,670
United Kingdom | Total off-balance sheet | Loan commitments | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	96,135	103,185
United Kingdom | Total off-balance sheet | Contingent liabilities | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	5,668	6,485
United Kingdom | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	3,597	3,762
United Kingdom | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	490	578
United Kingdom | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	4,200	4,929
United Kingdom | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	5,987	6,306
United Kingdom | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	437	781
United Kingdom | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	2,181	1,825
United Kingdom | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	18,631	19,694
United Kingdom | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	7,585	8,939
United Kingdom | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	868	1,111
United Kingdom | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	166,704	164,946
United Kingdom | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	13,802	13,754
United Kingdom | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	6,093	6,113
United Kingdom | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	17,741	19,472
Americas | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Financial assets	78,150	74,851
Americas | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	66,469	65,773
Americas | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	11,681	9,078
Americas | Total off-balance sheet | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	237,880	239,703
Americas | Total off-balance sheet | Loan commitments | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	227,618	229,716
Americas | Total off-balance sheet | Contingent liabilities | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	10,262	9,987
Americas | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	0	0
Americas | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	843	757
Americas | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,279	1,683
Americas | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	0	0
Americas | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	3,606	3,406
Americas | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	486	751
Americas | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	2,623	2,264
Americas | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,061	1,176
Americas | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	536	598
Americas | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	97	763
Americas | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	6,032	6,019
Americas | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	25,589	23,502
Americas | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	24,317	24,854
Europe | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Financial assets	29,762	32,484
Europe | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	19,500	25,032
Europe | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	10,262	7,452
Europe | Total off-balance sheet | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	49,316	46,817
Europe | Total off-balance sheet | Loan commitments | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	43,397	42,118
Europe | Total off-balance sheet | Contingent liabilities | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	5,919	4,699
Europe | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	0	0
Europe | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	260	152
Europe | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	826	803
Europe | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	5	16
Europe | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,520	1,472
Europe | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	879	1,278
Europe | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	448	438
Europe | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	481	679
Europe | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	182	186
Europe | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	3,882	6,698
Europe | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	3,151	1,645
Europe | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	6,481	5,916
Europe | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,385	5,749
Others | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Financial assets	17,175	20,890
Others | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	8,462	10,277
Others | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	8,713	10,613
Others | Total off-balance sheet | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	10,309	8,629
Others | Total off-balance sheet | Loan commitments | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	8,084	7,018
Others | Total off-balance sheet | Contingent liabilities | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	2,225	1,611
Others | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	5	0
Others | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	121	42
Others | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	416	610
Others | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	30	434
Others | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,896	2,251
Others | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	180	196
Others | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	118	176
Others | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	452	568
Others | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	118	340
Others | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	829	1,408
Others | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,021	1,343
Others | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	2,546	2,071
Others | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	£ 730	£ 838